Inventories	6 Months Ended
Jun. 30, 2018
Inventories
Inventories

6. Inventories

At June 30, 2018 and December 31, 2017, inventories consisted of the following:

Inventories
in € THOUS
	June 30,	December 31,
	2018	2017

Finished goods	751.602	672.851
Health care supplies	335.943	343.351
Raw materials and purchased components	215.770	193.295
Work in process	90.273	81.282
Inventories	1.393.588	1.290.779